PARENT COMPANY FINANCIAL STATEMENTS (Details 2) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses
Interest expense	$ 968,000				$ 933,000					$ 3,755,566	$ 3,455,771	$ 3,715,640
Other expenses	7,217,000				6,454,000					27,214,706	27,202,790	25,686,008
Income before income taxes and equity in undistributed income of subsidiary	1,516,000				2,064,000					7,968,401	6,680,871	8,651,235
Applicable income tax benefits	(1,000)				(293,000)					(897,683)	(858,997)	(1,643,673)
Net income	1,515,000	1,675,000	1,720,000	1,904,000	1,772,000	961,000	1,367,000	1,785,000	1,709,000	7,070,718	5,821,874	7,007,562
Other comprehensive income (loss), net of tax:
Unrealized holding gains (losses) for the period, net of tax	942,000				3,375,000					6,554,737	(8,770,910)
Reclassification of realized amount	(5,000)				(124,000)					(637,550)	(638,520)
Net current period other comprehensive income	937,000				3,251,000					5,917,187	(9,409,430)
Comprehensive Income (Loss)	2,452,000				5,022,000					12,987,905	(3,587,556)	7,521,075
Parent Company
Income
Dividends from subsidiary										4,100,000	3,800,000	4,200,000
Total income										4,100,000	3,800,000	4,200,000
Expenses
Interest expense										230,000	238,000	277,000
Other expenses										385,000	123,000	112,000
Total expenses										615,000	361,000	389,000
Income before income taxes and equity in undistributed income of subsidiary										3,485,000	3,439,000	3,811,000
Applicable income tax benefits										209,000	123,000	132,000
Income before equity in undistributed income of subsidiary										3,694,000	3,562,000	3,943,000
Equity in undistributed income of subsidiary										3,377,000	2,260,000	3,065,000
Net income										7,071,000	5,822,000	7,008,000
Other comprehensive income (loss), net of tax:
Unrealized holding gains (losses) for the period, net of tax										6,555,000	(8,770,000)	1,723,000
Reclassification of realized amount										(638,000)	(639,000)	(1,210,000)
Net current period other comprehensive income										5,917,000	(9,409,000)	513,000
Comprehensive Income (Loss)										$ 12,988,000	$ (3,587,000)	$ 7,521,000